Note 12 - Ontario Interactive Digital Media Tax Credit	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of Ontario Interactive Digital Media Tax Credit [text block]
12.	ONTARIO INTERACTIVE DIGITAL MEDIA TAX CREDIT

The Company received an approval and funding of its grant from the Province of Ontario’s Ontario Interactive Digital Media Tax Credit (“OIDMTC”) in the amount of
$904,940.
The OIDMTC is a refundable tax credit based on eligible Ontario labour expenditures in additional to eligible marketing and distribution expenditures claimed by a qualifying corporation with respect to interactive digital media products.

The Ontario Creates Interactive Digital Media (“IDM”) Fund Concept Definition and Production programs provide content creators with funding for high quality, original interactive digital media content projects that make a positive contribution to the Ontario economy.

The fund assesses innovative interactive media projects, including e-learning, that are deemed to contribute to education and learning through the application of text, images, and other multimedia. The approval process involves a full audit of the product and processes.